Contingencies, commitments and restrictions on the distribution of profits - Other commitments (Details) $ in Thousands, € in Millions, R$ in Millions	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 BRL (R$)
Contingencies, commitments and restrictions on the distribution of profits
Minimum percentage of net income to be allocated to legal reserve	5.00%	5.00%	5.00%
Legal reserve to be created as percentage of share capital	10.00%	10.00%	10.00%
ICASGA
Contingencies, commitments and restrictions on the distribution of profits
Energy supply contract guaranteed by entity		$ 186	R$ 0.9
ICAB
Contingencies, commitments and restrictions on the distribution of profits
Energy supply contract guaranteed by entity		372	R$ 1.8
Toscana Aeroporti S.p.A.
Contingencies, commitments and restrictions on the distribution of profits
Other commitments guarantees	€ 0.9	$ 1,000